Term Loan - Schedule of Term Loan (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Principal of term loan	$ 30,000	$ 30,000
Unamortized debt discount	(326)	(939)
Total term loan	29,674	29,061
Less: term loan, current		(7,500)
Term loan, noncurrent	$ 29,674	$ 21,561